Provision for Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Disclosure [Line Items]
Change in valuation allowance	$ 6,616	$ 2,268
Minimum [Member]
Income Taxes Disclosure [Line Items]
Operating loss carry forward expiration date	Jan. 01, 2034
Federal [Member]
Income Taxes Disclosure [Line Items]
Operating loss carry forward	$ 32,589	7,600
State [Member]
Income Taxes Disclosure [Line Items]
Operating loss carry forward	$ 32,389	$ 7,600